Average Annual Total Returns{- Fidelity® MSCI Information Technology Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Information Technology Index ETF	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Information Technology Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Information Technology Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC020 Past 1 year	MC020 Past 5 years	MC020 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	48.67%	19.44%	20.01%	[1]	48.25%	19.11%	19.67%	[1]	29.04%	15.77%	16.52%	[1]	48.84%	19.56%	20.13%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013